Segment Information (Tables)	12 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Revenue by Service Segments

The table below sets out a breakdown of our revenue and significant expenses by service segments for the years ended June 30, 2026, 2025 and 2024:

	For the years ended June 30,
	2026		2025		2024
	US$	%	US$	%	US$	%

Corporate secretarial services	3,173,458	61.4	2,959,684	60.5	2,677,264	61.3
Accounting services	1,252,223	24.2	981,865	20.1	969,316	22.2
IP registration services	746,832	14.4	947,275	19.4	721,929	16.5
Total	5,172,513	100.0	4,888,824	100.0	4,368,509	100.0

Schedule of Revenue by Geographical Area

Information for the Group’s revenue by geographical area for the years ended June 30, 2026, 2025 and 2024:

	For the years ended June 30,
	2026		2025		2024
	US$	%	US$	%	US$	%
Hong Kong	4,425,681	85.6	3,941,550	80.6	3,647,946	83.5
Singapore	746,832	14.4	947,274	19.4	720,563	16.5
Total	5,172,513	100.0	4,888,824	100.0	4,368,509	100.0
	As of year ended June 30,
	2026	2025
Hong Kong	$162,844	$257,689
Singapore	29,520	25,332
Total long-lived assets	$192,364	$283,021